BALANCE SHEET $ in Thousands	Dec. 31, 2024 USD ($)
Assets
Total Assets	$ 1,654,283
Liabilities
Payable to affiliates	4,860
Total Liabilities	1,271,754
Stockholder's Equity
Retained Earnings	398,122
Total stockholder's equity	382,529
Total Liabilities and Stockholder's Equity	1,654,283
Jefferson Capital, Inc. before the business combination
Assets
Deferred tax asset	2,556
Total Assets	2,556
Liabilities
Payable to affiliates	$ 10,650
Other Liability, Related Party [Extensible Enumeration]	Related Party [Member]
Total Liabilities	$ 10,650
Stockholder's Equity
Common stock, $0.01 par value per share, 100 shares authorized, 100 shares issued and outstanding	1
Due from stockholder	(1)
Retained Earnings	(8,094)
Total stockholder's equity	(8,094)
Total Liabilities and Stockholder's Equity	$ 2,556